Minimum Amounts Of Capital and Ratios (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Company
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total risk-based, Amount	$ 38,271	$ 36,649
Tier I risk-based, Amount	19,135	18,324
Tier I leverage, Amount	28,712	27,164
Total risk-based, Ratio	8.00%	8.00%
Tier I risk-based, Ratio	4.00%	4.00%
Tier I leverage, Ratio	4.00%	4.00%
Subsidiary
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total risk-based, Amount	38,161	36,527
Tier I risk-based, Amount	19,080	18,264
Tier I leverage, Amount	$ 28,661	$ 27,103
Total risk-based, Ratio	8.00%	8.00%
Tier I risk-based, Ratio	4.00%	4.00%
Tier I leverage, Ratio	4.00%	4.00%